Average Annual Total Returns	12 Months Ended	50 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(1.86%)	[1]
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Prospectus [Line Items]
Average Annual Return, Percent	4.38%	2.83%	[1]
T. Rowe Price U.S. Limited Duration TIPS Index Fund- Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	4.15%	2.08%
Performance Inception Date		Nov. 02, 2020
T. Rowe Price U.S. Limited Duration TIPS Index Fund- Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.27%	0.25%
T. Rowe Price U.S. Limited Duration TIPS Index Fund- Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.46%	0.81%
T. Rowe Price U.S. Limited Duration TIPS Index Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	4.34%	2.18%
Performance Inception Date		Nov. 02, 2020
T. Rowe Price U.S. Limited Duration TIPS Index Fund-Z Class
Prospectus [Line Items]
Average Annual Return, Percent	4.53%	2.32%
Performance Inception Date		Nov. 02, 2020

[1]	Return since 11/2/20.